Borrowings - Debt classification (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Borrowings
Non Current Borrowings	$ 3,056,696	$ 2,906,288	[1]
Current borrowings	454,151	438,114	[1]
Borrowings	3,510,847	3,344,402		$ 2,609,090	$ 2,203,209
Senior Notes
Borrowings
Non Current Borrowings	1,930,457	1,920,783
Current borrowings	26,912	27,060
Bank borrowings
Borrowings
Non Current Borrowings	1,126,239	985,505
Current borrowings	107,110	213,576
Bank overdraft
Borrowings
Current borrowings	675
Letters of credit
Borrowings
Current borrowings	$ 319,454	$ 197,478

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.